Income Tax (Details) - Schedule of deferred income taxes - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Net operating loss carry forward	$ 20,105	$ 14,391
Research and development	1,736	1,280
Offering costs	230
Operating lease liabilities	670	830
Share-based compensation	349
Valuation of financial instruments		(6)
Total gross deferred tax assets	23,090	16,495
Less – valuation allowance	(22,466)	(15,816)
Deferred tax liabilities:
Operating lease assets	(624)	(679)
Net deferred tax assets